CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
Allowance for doubtful accounts, accounts receivable	$ 64,573	$ 41,618
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	12,322	6,150
Allowance for doubtful accounts, other receivables	$ 6,508	$ 6,224
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	60,855,099	60,537,099
Common stock, shares outstanding (in shares)	60,855,099	60,537,099
Liabilities, Current	$ 434,360	$ 327,302
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities, Current	$ 6,032	$ 6,919